Fees Summary	Sep. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,218,823.68
Total Fee Amount	444.52
Total Offset Amount	0.00
Net Fee	$ 444.52
Offering Table N/A
Offset Table N/A	N/A